CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
REVENUES	$ 14,397	$ 14,124
COST OF REVENUES	6,867	10,276
GROSS PROFIT	7,530	3,848
OPERATING EXPENSES
Research and development, net	1,900	1,662
Sales and marketing	1,210	1,128
General and administration	2,748	2,374
Other operating expenses	570	405
Total operating expenses	6,428	5,569
OPERATING (LOSS) INCOME	1,102	(1,721)
FINANCIAL EXPENSES (INCOME), NET	1,443	(869)
LOSS BEFORE INCOME TAX	2,545	(2,590)
INCOME TAX BENEFIT	418	0
NET LOSS FOR THE PERIOD	$ 2,963	$ (2,590)
NET LOSS PER SHARE
Basic	$ 2.26	$ (10.66)
Diluted	$ 1.19	$ (10.66)
Weighted average number of ordinary shares used in computing basic net loss per share	1,311,924	242,946
Weighted average number of ordinary shares used in computing diluted net loss per share	2,483,714	242,946